Notes to the Balance Sheet - Summary of Current Prepaid Expenses and Other Assets (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Line Items]
Receivables due from Tax Authorities from Input Tax Surplus	€ 3,780,000	€ 5,669,000
Other Prepayments	21,639,000	37,242,000
Total	30,323,373	50,929,633
Prepayments for External Laboratory Services
Prepaid Expenses and Other Current Assets [Line Items]
Prepayments	1,711,000	5,937,000
Prepayments for Sublicenses
Prepaid Expenses and Other Current Assets [Line Items]
Prepayments	€ 3,193,000	€ 2,082,000